Convertible Preferred Shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended			0 Months Ended				0 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Series A and A-1 convertible preferred shares CNY	Dec. 31, 2012 Series A and A-1 convertible preferred shares CNY	Dec. 31, 2011 Series A and A-1 convertible preferred shares CNY	Mar. 27, 2007 Series A convertible redeemable preferred shares USD ($)	May 28, 2014 Series A convertible redeemable preferred shares CNY	Mar. 27, 2007 Series A convertible redeemable preferred shares USD ($)	Sep. 21, 2010 Series A-1 convertible preferred shares	Aug. 15, 2007 Series A-1 convertible preferred shares USD ($)	May 28, 2014 Series A-1 convertible preferred shares CNY	Aug. 15, 2007 Series A-1 convertible preferred shares USD ($)	Sep. 21, 2010 Series B convertible preferred shares	Jan. 12, 2009 Series B convertible preferred shares USD ($)	Dec. 31, 2013 Series B convertible preferred shares CNY	Dec. 31, 2014 Series B convertible preferred shares CNY	Dec. 31, 2013 Series B convertible preferred shares CNY	May 28, 2014 Series B convertible preferred shares CNY	Dec. 31, 2011 Series B convertible preferred shares CNY	Jan. 12, 2009 Series B convertible preferred shares USD ($)	Sep. 21, 2010 Series C Preferred Shares USD ($)	Dec. 31, 2014 Series C Preferred Shares CNY	Dec. 31, 2013 Series C Preferred Shares CNY	Dec. 31, 2012 Series C Preferred Shares CNY	May 28, 2014 Series C Preferred Shares CNY	Sep. 21, 2010 Series C Preferred Shares USD ($)
Number of shares
Preferred Stock, Shares Outstanding, Beginning Balance (in shares)				191,894,000	191,894,000	191,894,000		155,000,000				36,894,000					59,539,244	84,786,405	59,539,244	84,786,405
Conversion of preferred shares to ordinary shares (in shares)				(191,894,000)						64,579,075				15,498,980		25,247,161	(59,539,244)	(25,247,161)					(258,316,305)
Preferred Stock, Shares Outstanding, Ending Balance (in shares)				0	191,894,000	191,894,000		155,000,000				36,894,000				59,539,244	0	59,539,244	59,539,244	84,786,405
Amount
Preferred Stock, Value, Beginning Balance				255,850	255,850	255,850		215,626				40,224					88,241	126,417	88,241	126,417
Conversion to ordinary shares	2,494,116	15,474,994	38,176	(255,850)													(88,241)	(38,176)					(15,130,903)
Preferred Stock, Value, Ending Balance				0	255,850	255,850		215,626				40,224				88,241	0	88,241	88,241	126,417
Number of shares
Convertible redeemable preferred shares, balance at beginning of the period (in shares)																							258,316,305	258,316,305	258,316,305	258,316,305
Conversion of preferred shares to ordinary shares (in shares)				(191,894,000)						64,579,075				15,498,980		25,247,161	(59,539,244)	(25,247,161)					(258,316,305)
Convertible redeemable preferred shares, balance at end of the period (in shares)																							0	258,316,305	258,316,305	258,316,305
Amount
Convertible redeemable preferred shares,balance at beginning of the period																							7,173,263	4,737,897	3,150,443	15,130,903
Preferred shares redemption value accretion																							7,957,640	2,435,366	1,587,454
Conversion to ordinary shares	2,494,116	15,474,994	38,176	(255,850)													(88,241)	(38,176)					(15,130,903)
Convertible redeemable preferred shares,balance at end of the period																							0	7,173,263	4,737,897	15,130,903
Shares issued							155,000,000				130,940,000				235,310,000							178,238,250
Issue Price per Share (in dollars per share)									$ 0.0323				$ 0.0382								$ 0.0892						$ 0.7742
Proceeds from Issuance, convertible preferred shares							5,000				5,000				21,000
Proceeds from issuance, convertible redeemable preferred shares																						138,000
Preferred shares, shares Outstanding				0	191,894,000	191,894,000		155,000,000				36,894,000				59,539,244	0	59,539,244	59,539,244	84,786,405
Convertible redeemable preferred shares, shares Outstanding																							0	258,316,305	258,316,305	258,316,305
Preferred shares,carrying Amount				0	255,850	255,850		215,626				40,224				88,241	0	88,241	88,241	126,417
Convertible redeemable preferred shares, carrying Amount																							0	7,173,263	4,737,897	15,130,903
Accretion of Series C Preference Shares																							7,957,640